Leases - Schedule of Rent Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Minimum rentals	$ 2,317	$ 2,320	$ 2,210
Contingent rentals	34	36	41
Gross lease rental expense	2,351	2,356	2,251
Less: sublease income	(22)	(21)	(21)
Net lease rental expense	$ 2,329	$ 2,335	$ 2,230